Research and Product Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Product Development Expenses [abstract]
Research and Product Development Expenses

Note 24 – Research and Product Development Expenses

Research and product development expenses are recorded net of non-repayable third-party program funding received or receivable. For the years ended December 31, 2018 and 2017, research and product development expenses and non-repayable program funding, which have been received or receivable, are as follows:

Year ended December 31,	2018	2017
Research and product development expenses	$12,023	$8,812
Government research and product development funding	(4,537)	(2,436)
Total	$7,486	$6,376